Schedule of Investments (unaudited)
August 31, 2025
 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 92.9%
Education — 13.3%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$821,495
Build NYC Resource Corp., NY, Revenue:
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/27	100,000	101,147
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/28	100,000	101,689
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/29	110,000	111,617
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/30	100,000	101,089
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/36	360,000	348,242
East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	300,000	284,127 (a)
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	401,213
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	500,235
New York State Dormitory Authority Revenue:
New York University, Series C, Refunding	4.000%	7/1/36	1,802,000	1,817,061
Non-State Supported Debt SD Program, Refunding, AG, State Aid Withholding	5.000%	10/1/35	5,000,000	5,419,897
Non-State Supported Debt SD Program, Series A, Unrefunded, AG	5.000%	10/1/30	1,995,000	2,137,095
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/27	2,000,000	2,084,455
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	900,000	935,269
Total Education				15,164,631
Health Care — 3.7%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/34	750,000	801,072
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/44	480,000	413,065
New York State Dormitory Authority Revenue, Northwell Health Obligated Group, Series B-3	5.000%	5/1/26	2,000,000	2,006,812 (b)(c)
Oneida County, NY, Local Development Corp., Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/32	1,000,000	1,017,861
Total Health Care				4,238,810
Housing — 2.3%
New York City, NY, HDC Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.450%	8/1/43	2,770,000	2,629,454
Industrial Revenue — 3.1%
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AG	5.000%	3/1/28	1,000,000	1,059,022
New York State Energy Finance Development Corp., Revenue, Series 2025	5.000%	12/1/33	1,300,000	1,366,602 (b)(c)
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	600,000	554,467 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	512,947 (d)
Total Industrial Revenue				3,493,038
Local General Obligation — 6.2%
Nassau County, NY, Health Care Corp. Revenue, Nassau County GTD, Refunding	5.000%	8/1/28	3,500,000	3,773,076
New York City, NY, GO:
Series 1	5.000%	8/1/35	1,000,000	1,097,808
Subseries F-1, Refunding	5.000%	8/1/35	2,000,000	2,195,616
Total Local General Obligation				7,066,500
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Power — 3.0%
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	$2,500,000	$2,496,247 (b)(c)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	215,000	141,363 *(e)
Series A	5.050%	7/1/42	70,000	46,025 *(e)
Series DDD, Refunding	—	7/1/21	370,000	242,350 *(f)
Series TT	5.000%	7/1/37	450,000	295,875 *(e)
Series XX	5.250%	7/1/40	215,000	141,362 *(e)
Series ZZ, Refunding	—	7/1/18	100,000	65,500 *(f)
Total Power				3,428,722
Pre-Refunded/Escrowed to Maturity — 0.0%††
New York State Dormitory Authority Revenue, Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/30	5,000	5,391 (g)
Solid Waste/Resource Recovery — 1.4%
Rockland County, NY, Solid Waste Management Authority Revenue:
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/38	625,000	590,752 (d)
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/39	1,040,000	974,280 (d)
Total Solid Waste/Resource Recovery				1,565,032
Special Tax Obligation — 20.4%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	3,000,000	3,070,878
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/31	3,925,000	3,137,852
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1, Series C, Refunding	5.000%	3/15/39	3,515,000	3,605,594
Group C, Series A	5.000%	3/15/42	3,060,000	3,086,808
New York State Dormitory Authority, State Personal Income Tax Revenue, Series D, Refunding	5.000%	2/15/41	2,000,000	2,042,627
New York State HFA Revenue:
State Personal Income Tax, Green Bonds, Series B-2	3.300%	12/15/28	750,000	752,233 (b)(c)
State Personal Income Tax, Green Bonds, Series B-2	3.350%	12/15/29	1,100,000	1,108,065 (b)(c)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	150,000	141,275
Restructured, Series A-1	4.550%	7/1/40	40,000	38,175
Restructured, Series A-1	4.750%	7/1/53	1,600,000	1,436,845
Restructured, Series A-2	4.329%	7/1/40	70,000	64,921
Restructured, Series A-2A	4.550%	7/1/40	1,270,000	1,212,055
Triborough Bridge & Tunnel Authority, NY, Revenue:
Sales Tax-MTA Bridges & Tunnels, Series A	4.000%	5/15/48	3,000,000	2,612,583
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	1,000,000	1,009,967
Total Special Tax Obligation				23,319,878
State General Obligation — 0.9%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,469
Restructured, Series A-1	5.625%	7/1/27	10,372	10,727
Restructured, Series A-1	5.625%	7/1/29	10,203	10,874
Restructured, Series A-1	5.750%	7/1/31	9,910	10,876
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
State General Obligation — continued
Restructured, Series A-1	4.000%	7/1/33	$9,398	$9,195
Restructured, Series A-1	4.000%	7/1/35	228,447	219,052
Restructured, Series A-1	4.000%	7/1/37	685,000	636,265
Restructured, Series A-1	4.000%	7/1/41	104,857	91,298
Restructured, Series A-1	4.000%	7/1/46	10,251	8,473
Subseries CW	0.000%	11/1/43	38,780	24,383 (c)
Total State General Obligation				1,029,612
Transportation — 31.2%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	5,124,309
MTA, NY, Transportation Revenue:
Green Bonds, Series B, Refunding	5.000%	11/15/26	1,000,000	1,030,261
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,000,000	2,036,969
Series A-2	5.000%	5/15/30	1,250,000	1,314,552 (b)(c)
Series B, Refunding	5.000%	11/15/37	1,000,000	1,010,542
New York State Bridge Authority Revenue, Series A	4.000%	1/1/46	725,000	638,503
New York State Thruway Authority Revenue, Series L, Refunding	5.000%	1/1/31	1,750,000	1,840,072
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,222,636 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	5,100,000	5,180,219 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	1,250,000	1,270,147 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/44	1,000,000	1,016,273 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.000%	6/30/49	500,000	481,762 (d)
John F. Kennedy International Airport Terminal Four Project, Series A, Refunding	5.000%	12/1/25	1,120,000	1,125,254 (d)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	2,500,000	2,603,295
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	150,000	145,956 (d)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	300,000	256,178 (d)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	150,000	88,904 (d)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	8,000,000	8,017,535 (d)
Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,295,727 (d)
Total Transportation				35,699,094
Water & Sewer — 7.4%
Buffalo, NY, Municipal Water Finance Authority, Water System Revenue, Series A, Refunding	5.000%	7/1/27	1,000,000	1,001,618
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2017, Series CC-1, Refunding	5.000%	6/15/46	2,500,000	2,506,902
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/46	2,000,000	1,836,305
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/47	3,000,000	2,708,217
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$500,000	$467,742 (a)
Total Water & Sewer				8,520,784

Total Municipal Bonds (Cost — $108,789,041)				106,160,946
Municipal Bonds Deposited in Tender Option Bond Trusts(h) — 2.6%
Leasing — 1.3%
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,500,000	1,529,720
Water & Sewer — 1.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	1,435,000	1,453,546

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $3,004,859)				2,983,266

Total Investments before Short-Term Investments (Cost — $111,793,900)				109,144,212
Short-Term Investments — 5.1%
Municipal Bonds — 5.1%
General Obligations — 0.4%
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	3.900%	3/1/48	485,000	485,000 (i)(j)
Housing — 0.1%
New York City, NY, Multi-Family Rental HDC Revenue, Related-Sierra Development, Series A, LOC - FNMA	3.150%	3/15/33	100,000	100,000 (d)(i)(j)
Other — 2.4%
Battery Park City Authority Junior Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	3.900%	11/1/38	2,700,000	2,700,000 (i)(j)
State General Obligation — 1.7%
New York City, NY, GO:
Series A, SPA - Bank of Montreal	3.900%	9/1/49	100,000	100,000 (i)(j)
Subseries A-4, SPA - TD Bank N.A.	3.900%	9/1/49	100,000	100,000 (i)(j)
Subseries D-4, LOC - TD Bank N.A.	3.900%	8/1/40	1,710,000	1,710,000 (i)(j)
Total State General Obligation				1,910,000
Tax Allocation — 0.2%
New York City, NY, TFA Revenue Future Tax Secured, Subordinated, Subseries B-4, SPA - JPMorgan Chase & Co.	3.950%	8/1/42	100,000	100,000 (i)(j)
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries D-3, SPA - Mizuho Bank Ltd.	3.850%	2/1/44	150,000	150,000 (i)(j)
Total Tax Allocation				250,000
Transportation — 0.1%
MTA, NY, Transportation Revenue, Subseries G-2, Refunding, LOC - TD Bank N.A.	2.750%	11/1/32	100,000	100,000 (i)(j)
Water & Sewer — 0.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2014, Series AA, Refunding, SPA - Mizuho Bank Ltd.	3.950%	6/15/48	100,000	100,000 (i)(j)
Second General Resolution Fiscal 2023, Subseries BB-2, Refunding, SPA - Mizuho Bank Ltd.	3.700%	6/15/44	125,000	125,000 (i)(j)
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Water & Sewer — continued
Total Water & Sewer				225,000

Total Short-Term Investments (Cost — $5,770,000)				5,770,000
Total Investments — 100.6% (Cost — $117,563,900)				114,914,212
TOB Floating Rate Notes — (1.5)%				(1,705,000)
Other Assets in Excess of Other Liabilities — 0.9%				1,076,745
Total Net Assets — 100.0%				$114,285,957

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	The coupon payment on this security is currently in default as of August 31, 2025.
(f)	The maturity principal is currently in default as of August 31, 2025.
(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(i)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
CAB	—	Capital Appreciation Bonds
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
SD	—	School District
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate Maturity New York Municipals Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$106,160,946	—	$106,160,946
Municipal Bonds Deposited in Tender Option Bond Trusts	—	2,983,266	—	2,983,266
Total Long-Term Investments	—	109,144,212	—	109,144,212
Short-Term Investments†	—	5,770,000	—	5,770,000
Total Investments	—	$114,914,212	—	$114,914,212

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Intermediate Maturity New York Municipals Fund 2025 Quarterly Report